GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 20,976	$ 25,219
Acquisitions and others	5,494	435
Deconsolidation of subsidiary		(4,678)
Impairment	(1,185)		(450)
Goodwill, Ending Balance	25,285	20,976	25,219
Syneron [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	15,321	14,935
Acquisitions and others		386
Deconsolidation of subsidiary
Impairment
Goodwill, Ending Balance	15,321	15,321
LI [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	3,127	3,078
Acquisitions and others	57	49
Deconsolidation of subsidiary
Goodwill, Ending Balance	3,184	3,127
RBT [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	2,528	2,528
Acquisitions and others
Deconsolidation of subsidiary
Impairment	(1,185)
Goodwill, Ending Balance	1,343	2,528
THB [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance		4,678
Acquisitions and others
Deconsolidation of subsidiary		(4,678)
Goodwill, Ending Balance
CT [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance
Acquisitions and others	5,437
Deconsolidation of subsidiary
Goodwill, Ending Balance	$ 5,437